INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
INCOME TAXES
Schedule of net income (loss) before income taxes

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Cayman Islands	(37,599,025)	28,219,345	55,064,996	7,755,742
Hong Kong	(14,883,394)	(16,096,157)	(7,637,919)	(1,075,778)
China	64,790,713	(886,634,531)	8,156,352	1,148,798
Net income (loss) before income taxes	12,308,294	(874,511,343)	55,583,429	7,828,762

Summary of current and deferred component of income tax expenses

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Current income tax expense (benefit)	603,765,914	(134,629,133)	3,921,820	552,376
Deferred income tax (benefit) expense	(582,913,268)	371,325,673	89,534,883	12,610,725
Total income tax expense	20,852,646	236,696,540	93,456,703	13,163,101

Summary of principal components of deferred tax assets and liabilities

	For the years ended December 31,
	2022	2023
	RMB	RMB	US$
Non-current deferred tax assets
Risk assurance liabilities	361,992,619	375,019,011	52,820,323
Provision for credit losses	255,231,296	202,046,834	28,457,701
Short-term and long-term lease liabilities	20,181,689	11,788,736	1,660,409
Customer advances	5,136,587	5,191,296	731,180
Net operating loss carry-forward	67,815,707	19,790,529	2,787,438
Less: valuation allowance	(447,965,176)	(539,109,605)	(75,932,000)
Non-current deferred tax assets, net	262,392,722	74,726,801	10,525,051
Non-current deferred tax liabilities
Acquisition of insurance brokerage license	(10,724,126)	(10,724,126)	(1,510,462)
Unrealized gain on long-term investment	(11,009,130)	(11,009,130)	(1,550,604)
Contract assets	(168,704,122)	(51,928,935)	(7,314,038)
Operating lease right-of-use assets	(20,181,689)	(11,788,736)	(1,660,409)
Others	(7)	(7)	(1)
Non-current deferred tax liabilities	(210,619,074)	(85,450,934)	(12,035,514)

Summary of reconciliation of income before the provision of income taxes and actual provision for income taxes

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Income (loss) before provision of income tax	12,308,294	(874,511,343)	55,583,429	7,828,762
PRC statutory income tax rate	25%	25%	25%	25%
Income tax at statutory tax rate	3,077,074	(218,627,836)	13,895,857	1,957,191
Tax rate differential	5,070,813	(6,593,155)	(16,505,297)	(2,324,722)
Over-accrued EIT for previous years	—	(2,025,370)	(2,401,420)	(338,233)
Impact of tax rate change	—	(878,656)	—	—
Non-deductible expenses	19,443,641	41,193,294	20,493,185	2,886,405
Research and development super-deduction	(10,177,551)	(7,943,499)	—	—
Impairment loss for goodwill not deductible for tax purposes	—	—	37,164,493	5,234,509
Non-taxable income	—	(382,978)	(1,550,421)	(218,372)
Change in valuation allowance	9,894,006	433,465,580	42,360,306	5,966,323
Withholding tax	(6,455,337)	(1,510,840)	—	—
Income tax expenses	20,852,646	236,696,540	93,456,703	13,163,101